PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Prepaid expense for bandwidth and servers (i)	17,147	12,419	2,052
Prepaid marketing and consulting fee in connection with the Cloud infrastructure	—	7,500	1,239
Income tax receivable	—	4,590	758
Staff field advances	1,444	2,570	425
Other deposit and receivables	12,649	23,470	3,877

	31,240	50,549	8,351

(i)                   Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.